Equity Attributable To Other Equity Instruments Holders (Tables)	12 Months Ended
Mar. 31, 2026
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Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025

	(In millions)
Perpetual subordinated bonds	¥2,170,848	¥1,815,379
Perpetual subordinated borrowings	81,998	52,998

Total equity attributable to other equity instruments holders	¥2,252,846	¥1,868,377